DECOMMISSIONING AND RESTORATION LIABILITY (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure Of Decommissioning And Restoration Liability [Abstract]
Disclosure of detailed information about decommissioning and restoration liability assumptions [Text Block]
The GK mine decommissioning and restoration liability was calculated using the following assumptions as at December 31, 2017 and 2016:

	December 31,	December 31,
	2017	2016
Expected undiscounted cash flows	$30,045	$24,937
Discount rate	2.26%	2.31%
Inflation rate	1.99%	2.08%
Periods	2028	2028

Disclosure of detailed information about decommissioning and restoration liability activity [Text Block]
The continuity of the decommissioning and restoration liability at December 31, 2017 and 2016 is as follows:

	December 31,	December 31,
	2017	2016
Balance, beginning of year	$24,266	$23,045
Change in estimate of discounted cash flows	4,372	726
Accretion recorded during the year	562	495
Balance, end of the year	$29,200	$24,266